SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Held-to-Maturity Securities [Line Items]
Loans held for investment	$ 463,976
Other loans and receivables
Schedule of Held-to-Maturity Securities [Line Items]
Loans held for investment	$ 13,766